Document and Entity Information Document	Jul. 12, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jul. 12, 2022
Document Period End Date	Jul. 12, 2022
Amendment Flag	false
Entity Registrant Name	Thunder Mountain Gold, Inc.
Entity Address, Address Line One	11770 W. President Drive, Ste. F
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Country	US
Entity Address, Postal Zip Code	83713
Entity Incorporation, State Country Name	ID
City Area Code	208
Local Phone Number	658-1037
Entity File Number	001-08429
Entity Central Index Key	0000711034
Entity Emerging Growth Company	false
Entity Tax Identification Number	91-1031015
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	11770 W. President Dr., Ste. F
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Country	US
Entity Address, Postal Zip Code	83713